TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Trade Receivables and Other Current Assets [Abstract]
Schedule of Trade Receivables and Other Current Assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Trade receivables	$990	$920
Tax receivables	305	377
Sales taxes receivables	252	208
Prepaids and other	213	207
Short-term deposits and advances	186	142
Inventory	175	177
Collateral deposits(1)	95	151
Current portion of contract asset	75	74
Other short-term receivables	376	286
	$2,667	$2,542
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.